Cover	Dec. 30, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	001-40870
Entity Registrant Name	Mount Rainier Acquisition Corp.
Entity Central Index Key	0001854461
Entity Tax Identification Number	86-2029991
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	256 W. 38th Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	785-4680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Redeemable Warrant
Trading Symbol	RNERU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RNER
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for three-fourths of one share of Common Stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for three-fourths of one share of Common Stock at an exercise price of $11.50
Trading Symbol	RNERW
Security Exchange Name	NASDAQ